Commitments and Contingencies - Contingent Liabilities on Outstanding Guarantees (Detail) - Dec. 31, 2023
€ in Millions, ₩ in Millions, ₨ in Millions, ฿ in Millions, Rp in Millions, $ in Millions, $ in Millions, $ in Millions
	USD ($)	KRW (₩)	THB (฿)	IDR (Rp)	CAD ($)	EUR (€)	AUD ($)	INR (₨)
ING [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	$ 13,700,000	₩ 17,665
Contingent liabilities on outstanding guarantees [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,081,057,971	2,683,314
Contingent liabilities on outstanding guarantees [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		822,437
Contingent liabilities on outstanding guarantees [member] | Indonesia, Rupiahs [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		103,664		Rp 1,240,000,000,000
Contingent liabilities on outstanding guarantees [member] | India, Rupees [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		12,537						₨ 808,823,105
Contingent liabilities on outstanding guarantees [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		148,072	฿ 3,936,000,000
Contingent liabilities on outstanding guarantees [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		65,623				€ 46,000,000
Contingent liabilities on outstanding guarantees [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		14,745					$ 16,754,695
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	3,533,270,354	4,555,799
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		1,696,611
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | Indonesia, Rupiahs [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		109,683		1,312,000,000,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | India, Rupees [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		12,537						808,823,105
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		180,576	4,800,000,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		65,623				46,000,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		14,745					16,754,695
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | CAD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		291,966			$ 299,562,500
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC. [member] | POSCO Argentina S.A.U [member] | HSBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	319,895,483	412,472
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC. [member] | Nickel mining company SAS [member] | SMBC [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		65,623
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC. [member] | Nickel mining company SAS [member] | SMBC [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | €						46,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC. [member] | Top of range [member] | POSCO Asia Co Ltd [member] | Credit Agricole and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	205,000,000	264,327
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC. [member] | Top of range [member] | POSCO Argentina S.A.U [member] | HSBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	411,900,000	531,104
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC. [member] | Top of range [member] | Nickel mining company SAS [member] | SMBC [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		65,623
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC. [member] | Top of range [member] | Nickel mining company SAS [member] | SMBC [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | €						€ 46,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO [member] | POSCO MEXICO S.A. DE C.V. [member] | BOA and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	60,000,000	77,364
Contingent liabilities on outstanding guarantees [member] | POSCO [member] | POSCO-VIETNAM Co., Ltd. [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	80,000,000	103,152
Contingent liabilities on outstanding guarantees [member] | POSCO [member] | PT. KRAKATAU POSCO [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,023,496,118	1,319,696
Contingent liabilities on outstanding guarantees [member] | POSCO [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | SMBC and others [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		148,072	3,936,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO [member] | POSCO Maharashtra Steel Private Limited [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	40,000,000	51,576
Contingent liabilities on outstanding guarantees [member] | POSCO [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | SOCIETE GENERALE and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	122,850,000	158,403
Contingent liabilities on outstanding guarantees [member] | POSCO [member] | LLP POSUK Titanium [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,250,000	17,085
Contingent liabilities on outstanding guarantees [member] | POSCO [member] | Top of range [member] | POSCO MEXICO S.A. DE C.V. [member] | BOA and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	60,000,000	77,364
Contingent liabilities on outstanding guarantees [member] | POSCO [member] | Top of range [member] | POSCO-VIETNAM Co., Ltd. [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	110,000,000	141,834
Contingent liabilities on outstanding guarantees [member] | POSCO [member] | Top of range [member] | PT. KRAKATAU POSCO [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,060,300,000	2,656,550
Contingent liabilities on outstanding guarantees [member] | POSCO [member] | Top of range [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | SMBC and others [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		180,576	฿ 4,800,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO [member] | Top of range [member] | POSCO Maharashtra Steel Private Limited [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	40,000,000	51,576
Contingent liabilities on outstanding guarantees [member] | POSCO [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | SOCIETE GENERALE and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	122,850,000	158,403
Contingent liabilities on outstanding guarantees [member] | POSCO [member] | Top of range [member] | LLP POSUK Titanium [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,250,000	17,085
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD. (Formerly, Daewoo Global Development Pte., Ltd.) [member] | POSCO Asia Co Ltd [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	150,000,000	193,410
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL POWER (PNGLAE) LIMITED [member] | KDB Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,400,000	17,278
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [member] | POSCO Asia Co Ltd [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	11,000,000	14,183
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | PT Bio Inti Agrindo [member] | BTPN and others [member] | Indonesia, Rupiahs [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		96,976		1,160,000,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL Deutschland GMBH [member] | Bank Mendes Gans [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	20,005,200	25,795
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL JAPAN Corp. [member] | Bank Mendes Gans [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	7,106,727	9,163
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL MEXICO, S.A de C.V. [Member] | Bank Mendes Gans [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	17,250,570	22,243
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | GRAIN TERMINAL HOLDINGS PTE. LTD. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	27,000,000	34,814
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL E&P MALAYSIA SDN. BHD. [member] | SC, Malaysia [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,000,000	7,736
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | PT. KRAKATAU POSCO ENERGY [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	53,201,703	68,598
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Posco International Mexico e-Mobility S.A DE C.V. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	27,000,000	34,814
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | PT POSCO INTERNATIONAL ENP INDONESIA [member] | PT Bank Negara Indonesia [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	750,000	967
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | GLOBAL KOMSCO Daewoo LLC [member] | Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,300,000	8,123
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	50,000,000	64,470
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD. (Formerly, Daewoo Global Development Pte., Ltd.) [member] | POSCO Asia Co Ltd [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	180,000,000	232,092
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL POWER (PNGLAE) LIMITED [member] | KDB Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	20,880,000	26,923
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [member] | POSCO Asia Co Ltd [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,200,000	17,020
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | PT Bio Inti Agrindo [member] | BTPN and others [member] | Indonesia, Rupiahs [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		102,995		1,232,000,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | GRAIN TERMINAL HOLDINGS PTE. LTD. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	27,000,000	34,814
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL E&P MALAYSIA SDN. BHD. [member] | SC, Malaysia [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,000,000	7,736
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | PT. KRAKATAU POSCO ENERGY [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	88,903,407	114,632
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | Posco International Mexico e-Mobility S.A DE C.V. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	27,000,000	34,814
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | PT POSCO INTERNATIONAL ENP INDONESIA [member] | PT Bank Negara Indonesia [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	750,000	967
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | GLOBAL KOMSCO Daewoo LLC [member] | Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,650,000	8,575
Contingent liabilities on outstanding guarantees [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | POSCO E&C Vietnam Co., Ltd. [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	31,000,000	39,971
Contingent liabilities on outstanding guarantees [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | PT. POSCO E&C INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	25,900,000	33,395
Contingent liabilities on outstanding guarantees [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Chun-cheon Energy Co., Ltd. [member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		137,500
Contingent liabilities on outstanding guarantees [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Subcontractors for maintenance projects, etc. [Member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		674,016
Contingent liabilities on outstanding guarantees [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Top of range [member] | POSCO E&C Vietnam Co., Ltd. [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	36,000,000	46,418
Contingent liabilities on outstanding guarantees [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Top of range [member] | PT. POSCO E&C INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	25,900,000	33,395
Contingent liabilities on outstanding guarantees [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Top of range [member] | Chun-cheon Energy Co., Ltd. [member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		149,200
Contingent liabilities on outstanding guarantees [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Top of range [member] | Subcontractors for maintenance projects, etc. [Member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		1,535,263
Contingent liabilities on outstanding guarantees [member] | POSCO STEELEON Co., Ltd [member] | Myanmar POSCO C&C Company, Limited [member] | POSCO Asia Co Ltd [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	11,952,170	15,411
Contingent liabilities on outstanding guarantees [member] | POSCO STEELEON Co., Ltd [member] | Top of range [member] | Myanmar POSCO C&C Company, Limited [member] | POSCO Asia Co Ltd [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	$ 13,986,947	18,035
Contingent liabilities on outstanding guarantees [member] | POSCO FUTURE M CO., LTD. (formerly, POSCO CHEMICAL CO., LTD) [member] | Top of range [member] | ULTIUM CAM GP INC. [Member] | Investissement Quebec, Strategic Innovation Fund [member] | CAD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		291,966			$ 299,562,500
Contingent liabilities on outstanding guarantees [member] | POSCO DX [Member] | Busan Sanseong Tunnel [member] | Kookmin Bank[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		6,394
Contingent liabilities on outstanding guarantees [member] | POSCO DX [Member] | Top of range [member] | Busan Sanseong Tunnel [member] | Kookmin Bank[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		7,621
Contingent liabilities on outstanding guarantees [member] | POSCO WIDE Co., Ltd. (formerly, POSCO O&M Co., Ltd.) [member] | Korea Electric Power Corporation and others [Member] | Seoul Guarantee Insurance [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		4,527
Contingent liabilities on outstanding guarantees [member] | POSCO WIDE Co., Ltd. (formerly, POSCO O&M Co., Ltd.) [member] | Top of range [member] | Korea Electric Power Corporation and others [Member] | Seoul Guarantee Insurance [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		4,527
Contingent liabilities on outstanding guarantees [member] | POSCO AUSTRALIA PTY LTD [member] | Department of Trade and Investment (NSW Government) and others [member] | Woori Bank and others [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		14,745					16,754,695
Contingent liabilities on outstanding guarantees [member] | POSCO AUSTRALIA PTY LTD [member] | Top of range [member] | Department of Trade and Investment (NSW Government) and others [member] | Woori Bank and others [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		14,745					$ 16,754,695
Contingent liabilities on outstanding guarantees [member] | PT Bio Inti Agrindo [member] | KSU Mandob [member] | Bank Muamalat [member] | Indonesia, Rupiahs [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		6,688		80,000,000,000
Contingent liabilities on outstanding guarantees [member] | PT Bio Inti Agrindo [member] | Top of range [member] | KSU Mandob [member] | Bank Muamalat [member] | Indonesia, Rupiahs [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		6,688		Rp 80,000,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO Maharashtra Steel Private Limited [member] | Gail India and others [member] | HSBC and others [member] | India, Rupees [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		12,537						808,823,105
Contingent liabilities on outstanding guarantees [member] | POSCO Maharashtra Steel Private Limited [member] | Top of range [member] | Gail India and others [member] | HSBC and others [member] | India, Rupees [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		₩ 12,537						₨ 808,823,105